SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

        Disposal of Intellect Telecom—In January 2015, the Group sold its investment in Intellect Telecom to Sistema for a cash consideration of RUB 344 million.

        Disposal of Rent-Nedvizhimost—In February 2015, the Group sold 51% stake in Rent-Nedvizhimost to Sistema for RUB 4.3 billion. The Group classified the associated assets and liabilities as "held for sale" as of December 31, 2014 (Note 10).

        Acquisition of Navigation Information Systems—In January 2015, the Group acquired 89.53% of Navigation Information Systems from Sistema for RUB 44 million. NIS is the leading systems integrator for GLONASS satellite projects. The acquisition allows the Group to develop its proprietary technological platform for machine-to-machine solutions.

        Acquisition of 3G license in Ukraine—In February 2015, MTS-Ukraine won a tender to acquire a nationwide license for the provision of 3G telecommunications services. The license with the cost of UAH 2,715 million (RUB 6,015 million at the acquisition date) has been granted for 15 years. In accordance with the terms of the license MTS-Ukraine is required to launch provision of 3G services in all of the regional centers across Ukraine within 18 months upon allocation of the license.

        Insolvency of Kyivska Rus Bank in Ukraine—On March 19, 2015, The National Bank of Ukraine adopted a resolution declaring Kyivska Rus Bank to be insolvent. As of December 31, 2014, the Group held RUB 1,170 million in deposits in the bank. Management determined that this announcement did not provide evidence related to conditions existing as of December 31, 2014, and therefore consider the announcement to be a nonrecognized subsequent event.